Finance income and expense - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net gains and losses on financial instruments
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	$ (8)	$ (12)	$ (11)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(6)	(10)	(28)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	42	110	96
Interest on debt, overdrafts, lease liabilities and commercial paper held at amortised cost	(660)	(662)	(619)
Losses on change in fair value of derivatives			2
Fair value gains on debt and interest rate swaps	4	7
Interest rate fair value hedging instruments
Net gains and losses on financial instruments
Gain on change in fair value of related hedged items	32	8	10
Instruments in a fair value hedge relationship | Interest rate swaps
Net gains and losses on financial instruments
Losses on change in fair value of derivatives		5	13
Fair value gains on debt and interest rate swaps	33
Instruments in a fair value hedge relationship | Loans
Net gains and losses on financial instruments
Losses on change in fair value of derivatives			13
Fair value gains on debt and interest rate swaps	2	4
Instruments designated at fair value through profit and loss
Net gains and losses on financial instruments
Gain/(loss) on change in fair value of derivatives	$ (3)	$ (4)	$ 13